Stockholders Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Equity
Restricted Shares Outstanding, Beginning Balance	70,000,000	70,000,000
Restricted Shares, Granted			70,000,000
Restricted Shares, Cancelled	(65,000,000)
Restricted Shares Outstanding, Ending Balance	5,000,000	70,000,000	70,000,000
Weighted Average Grant Price, Beginning Balance	$ 0.03	$ 0.03	$ 0
Weighted Average Grant Price, Granted	0	0	0.03
Weighted Average Grant Price, Vested	0	0	0
Weighted Average Grant Price, Cancelled	0.03
Weighted Average Grant Price, Ending Balance	$ 0.03	$ 0.03	$ 0.03